Fees Summary	Feb. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,257,874,848.18
Previously Paid Amount	0.00
Total Fee Amount	345,680.64
Total Offset Amount	328,097.16
Net Fee	$ 17,583.48